SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR FINANCE LEASE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Leases
Remainder of year	$ 472,103
Year 1	843,320	$ 893,710
Year 2		843,321
Total undiscounted financing lease payments	1,315,423	1,737,031
Unamortized debt discount	(48,723)	(75,499)
Financing lease liability – current portion	(1,037,003)	(893,710)	$ (712,795)
Present value of financing lease liability	$ 229,697	$ 767,822	$ 1,607,982
Weighted average remaining lease term	1 year 2 months 4 days	1 year 8 months 12 days
Weighted average discount rate	22.60%	22.70%